Operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Operating expenses
Payroll and employee benefits	$ 29,549	$ 22,701
Facilities	2,101	2,069
Bad debt expense	7,957	6,441
Billing	3,887	1,890
Professional fees	2,566	826
Marketing costs	1,005	448
Outbound freight	1,378	898
All other	4,319	3,353
Total Operating expenses	$ 52,762	$ 38,626